Note 3 - Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Accumulated deficit	$ (7,466,226)		$ (7,466,226)		$ (5,616,686)	$ (1,758,830)
Net loss	$ (1,145,293)	$ (171,323)	(1,849,540)	$ (413,673)	(3,857,856)	(1,726,337)
Net cash used in operating activities			$ (217,666)	$ (514,410)	$ (750,750)	$ (677,385)